Fair Value Measurements (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
The following tables present the Company's fair value hierarchy for its financials assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	September 30, 2021
	Balance	Level 1	Level 2	Level 3
Assets:
Cash equivalents:
Money market funds (1)	$25,012	$25,012	$—	$—
Marketable securities:
Certificates of deposit (2)	45,077	—	45,077	—
Total Assets	$70,089	$25,012	$45,077	$—

Liabilities:
Contingent consideration (3)	$370	$—	$—	$370
Total Liabilities	$370	$—	$—	$370

	December 31, 2020
	Balance	Level 1	Level 2	Level 3
Liabilities:
Contingent consideration (3)	$660	$—	$—	$660
Warrants to purchase Series C Preferred Stock (4)	1,172	—	—	1,172
Total Liabilities	$1,832	$—	$—	$1,832

(1)	Included in cash and cash equivalents in the Condensed Consolidated Balance Sheets.

(2)	Certificates of deposit are valued at amortized cost, which approximates fair value.

(3)
The acquisition of Second Phase, LLC in April 2019 included a contingent consideration arrangement that required additional consideration to be paid to the sellers annually based meeting certain recurring revenue growth and profitability targets (together, "the Financial Targets") during the three-year period beginning May 1, 2019. No amounts were paid during 2020 or 2021 for the first or second year as the Financial Targets were not met. The year three amount, if any, is expected to be finalized and paid to the sellers by the end of 2022. The range of outcomes for the year three amount cannot be estimated as the amount payable is a percentage of the growth in the Financial Targets. The fair value of the remaining contingent consideration is included in other current liabilities in the Condensed Consolidated Balance Sheets.

(4)
The Company had outstanding warrants to purchase Series C stock, (refer to Note 3 - Business Combination). The amount was included in other long term liabilities in the Condensed Consolidated Balance Sheets.

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables present the changes in the Company’s Level 3 financial instruments measured at fair value on a recurring basis (in thousands):

Contingent Consideration
Ending balance, December 31, 2020	$660
Fair value adjustment to contingent consideration (1)	(290)
Ending balance, September 30, 2021	$370

Warrants
Ending balance, December 31, 2020	$1,172
Change in fair value (2)	256
Exercise of Series C warrants (3)	(1,428)
Ending balance, September 30, 2021	$—

(1)
Subsequent to the acquisition of Second Phase, LLC, the changes in the fair value of the contingent consideration were primarily due to management's estimates and the achievements of the Financial Targets during each period. Increases or decreases in the inputs would have resulted in higher or lower fair value adjustments. This amount was recognized in change in fair value of financial instruments and other income in the Condensed Consolidated Statements of Operations and Comprehensive Loss.

(2)	Included in change in fair value of financial instruments and other expenses in the Condensed Consolidated Statements of Operations and Comprehensive Loss.

(3)	As part of the Business Combination on January 12, 2021 (refer to Note 3 - Business Combination), the warrants were exercised and subsequently converted to common stock.

The following tables presents the changes in the Company’s Level 3 instruments measured at fair value on a recurring basis for the years ended December 31, 2020 and 2019:

Warrants Liability:
Ending balance, December 31, 2018	$234
Change in fair value(1)	12
Ending balance, December 31, 2019	$246
Change in fair value(1)	926
Ending balance, December 31, 2020	$1,172

Contingent Consideration:
Ending balance, December 31, 2018 (current and long-term liabilities)	$—
Contingent Consideration attributable to the Second Phase acquisition	1,066
Ending balance, December 31, 2019 (current and long-term liabilities)	$1,066
Fair value adjustments to contingent consideration	(406)
Ending balance, December 31, 2020 (current and long-term liabilities)	$660

(1)	Amount is included in other expense in the accompanying Statements of Operations and Comprehensive Loss.